Note 7 - Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Other Real Estate, Roll Forward [Table Text Block]
	201 7	201 6	201 5

Balance, Beginning of Year	$6,439,226	$8,839,103	$10,401,832

Additions	1,724,936	5,664,554	7,536,165
Sales of OREO	(3,786,567)	(7,416,293)	(8,054,675)
Loss on Sale	212,641	(146,402)	(591,071)
Provision for Losses	(333,767)	(501,736)	(453,148)

Balance, End of Year	$4,256,469	$6,439,226	$8,839,103